Payments, by Category - 12 months ended Dec. 31, 2024 $ in Thousands	USD ($)
Payments:
Taxes	$ 80,750
Royalties	2,800
Fees	3,290
Comm. Social Resp.	1,390
Total Payments	$ 88,230